Total
Franklin Liberty Systematic Style Premia ETF
Franklin Liberty Systematic Style Premia ETF
Investment Goal
Absolute return.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Liberty Systematic Style Premia ETF Franklin Liberty Systematic Style Premia ETF
Management fees	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses of the Subsidiary	0.03%
Other expenses of the Fund	0.49%
Total annual Fund operating expenses	1.17%
Fee waiver and/or expense reimbursement	(0.52%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Franklin Liberty Systematic Style Premia ETF Franklin Liberty Systematic Style Premia ETF USD ($)
1 Year	$ 66
3 Years	320
5 Years	593
10 Years	$ 1,374

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 171.16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment goal by allocating its assets across two underlying “alternative” investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. A “risk premium” is the economic concept that an investor should receive a premium (that is, a higher expected return) for bearing risk. In other words, risk premium refers to the return that is expected for assuming a particular market risk. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy, each of which is described below.

Top-down risk premia strategy. The top-down risk premia strategy focuses on value, momentum and carry factors in taking both long and short positions across equity, fixed income, commodity and currency asset classes. The exposure to the commodity and currency asset classes is obtained indirectly through the use of derivatives, while the exposure to the equity and fixed income asset classes is primarily obtained indirectly through the use of derivatives. Under normal market conditions, the top-down risk premia strategy invests primarily in equity, interest rate/bond and commodity index futures; equity and commodity-linked total return swaps; and currency forwards.

Value – Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The investment manager seeks to buy assets that are “cheap” and sell or short those that are “expensive.” For purposes of the top-down risk premia strategy, examples of value measures include using price to earnings, price to forward earnings, price to book value and dividend yield.

Momentum – Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The investment manager seeks to buy assets that recently outperformed their peers and sell or short those that recently underperformed. For purposes of the top-down risk premia strategy, examples of momentum measures include simple price momentum (measured over the prior twelve months with the most recent month removed) for selecting stocks and price- and yield-based momentum for selecting bonds.

Carry – An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The investment manager seeks to take long positions in high-yielding assets and sell or take short positions in low-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.

Bottom-up long/short equity strategy. The bottom-up long/short equity strategy focuses on quality, value and momentum factors in determining whether to hold long or short positions in individual equity securities. Under normal market conditions, the bottom-up long/short equity strategy invests primarily in equity securities and equity total return swaps, with equity total return swaps being used to obtain short exposures. Long/short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund (ETF)). Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price.

Quality – Quality strategies favor investments that exhibit relatively higher quality characteristics. Examples of quality measures include return on equity, earnings variability, cash return on assets and leverage.

Value – For the bottom-up long/short equity strategy, the value factor is used to identify cheapness by using earnings, book value, sales and cash flow ratios relative to market capitalization, and enterprise value compared against a peer group. For purposes of the bottom-up long/short equity strategy, examples of value measures include earnings yield; earnings before interest, tax, depreciation and amortization (EBITDA) to enterprise value; and dividend yield.

Momentum – For the bottom-up long/short equity strategy, the momentum factor is used to identify investment trends by looking at historical price movements that are believed to persist and forward-looking information from analyst estimates. For purposes of the bottom-up long/short equity strategy, examples of momentum measures include 12-month return with the most recent month removed (simple price momentum) and analyst earnings-per-share forecasts for growth acceleration.

Under normal market conditions, the investment manager seeks to allocate assets between the two factor-based risk premia alternative investment strategies described above according to each strategy’s estimated risk, as measured by historical returns based risk models. The allocation to each strategy is driven by the estimated risk contribution of each individual strategy to the Fund's overall investment strategy, which the investment manager seeks to keep within certain pre-determined bounds.

Through the two strategies, the investment manager invests the Fund’s assets based on a systematic investment process for securities selection and asset allocation by utilizing quantitative models. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. By employing these two approaches, the investment manager seeks to provide positive absolute return over time while maintaining a relatively low correlation with traditional markets. The exposure to individual factors may vary based on the market opportunity of the individual factors.

Through the two strategies, the Fund may invest in or obtain exposure to: (i) equity securities (which may include common stocks and preferred stocks), (ii) debt securities (which may include bonds, notes, debentures, banker’s acceptances and commercial paper), (iii) commodity-linked derivative instruments and (iv) currency-related derivative instruments. The Fund may invest in or obtain exposure to securities of U.S. and foreign companies of any capitalization size, including those located in emerging markets. The debt securities may include securities of the U.S. government, its agencies and instrumentalities and sovereign, quasi-sovereign and corporate bonds. In addition, the debt securities in which the Fund may invest or obtain exposure to may be of any maturity or duration. The Fund also may, from time to time, hold significant amounts of cash or cash equivalents due to its investments in derivative instruments. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may use derivatives for both hedging and non-hedging (investment) purposes. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures on equity, interest rate/bond and commodity indices; (ii) swaps, including equity and commodity-linked total return swaps; and (iii) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain long or short exposure to certain instruments, markets or factors in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions are expected to represent a material component of the Fund’s investment returns. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund will hold its commodity-linked derivative instruments indirectly through a wholly-owned subsidiary established in the Cayman Islands (Subsidiary).

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Management and Asset Allocation   The Fund is actively managed and could experience losses if the investment manager’s judgment about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. The investment manager’s allocation of Fund assets among different strategies, asset classes and investments may not prove beneficial in light of subsequent market events. There can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results.

The Fund’s ability to achieve its investment goal depends largely upon the investment manager’s successful evaluation of the risks, potential returns and correlation properties with respect to the various risk premia in which the Fund invests. There can be no assurance that the factor-based risk premia investment strategies utilized by the investment manager will enhance performance, reduce volatility or reduce potential loss. Exposure to such factors may detract from performance in some market environments, perhaps for extended periods. There is also the risk that the Fund’s investments will correlate with the performance of the broader securities markets to a greater degree than anticipated, particularly during volatile market conditions. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. Significant short-term price movements could adversely impact the performance of the Fund and cause substantial losses.

Use of Leverage   Subject to applicable regulatory requirements, the investment manager generally may use leverage as part of its investment strategies. This will result in the Fund’s market exposure being higher than its NAV. The Fund will generally gain leverage through derivative instruments that have embedded leverage. For example, the low margin deposits normally required in futures trading permit a high degree of leverage. Accordingly, a relatively small price movement in an underlying reference asset to a derivatives instrument may result in immediate and substantial loss or gain to the Fund.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a commodity, currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the commodity, currency, security, interest rate or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Liquidity   From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Commodities   The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps and commodity index futures, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Short Positions   The Fund will incur a loss as a result of a short position if the price of the asset sold short increases in value. Because the Fund’s loss on a short position arises from increases in the value of the asset sold short, such loss, like the price of the asset sold short, is theoretically unlimited. Short positions are speculative transactions and involve special risks, including greater reliance on the investment manager’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Small and Mid Capitalization Companies   Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Portfolio Turnover   The investment manager will sell a security or enter or close out of a derivative position when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows the Fund’s performance for the most recent calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	Q3' 2020	-1.19%
Worst Quarter:	Q1' 2020	-6.76%

As of June 30, 2021, the Fund’s year-to-date return was 3.26%.

Average Annual Total Returns For periods ended December 31, 2020
Average Annual Total Returns - Franklin Liberty Systematic Style Premia ETF	Label	1 Year	Since Inception [1]
ICE BofA U.S. 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	ICE BofA U.S. 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.67%	0.71%
Franklin Liberty Systematic Style Premia ETF	Return before taxes	(14.79%)	(14.83%)
Franklin Liberty Systematic Style Premia ETF | After Taxes on Distributions	Return after taxes on distributions	(17.33%)	(17.30%)
Franklin Liberty Systematic Style Premia ETF | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(8.68%)	(12.28%)
[1]	Since inception December 18, 2019.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.